JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

August 31, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on Appendix A hereto

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 396 under the 1933 Act (Amendment No. 397 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Class R6 Shares for JPMorgan Intrepid America Fund and JPMorgan Intrepid Growth Fund; and Class R2, Class R5 and Class R6 Shares for JPMorgan Growth and Income Fund. If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A

J.P. Morgan U.S. Equity Funds

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund